Basic and diluted net earnings(loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Basic and diluted net earnings/(loss) per share
Schedule of Basic Earnings/(Loss) per Share and Diluted Earnings/(Loss) per Share

	Year Ended December 31,
	2019	2020	2021
Numerator:
Net income/(loss) attributable to ECMOHO Limited	2,296,555	(13,298,912)	(55,655,198)
Accretion on convertible redeemable preferred shares to redemption value (Note 19)	(1,022,461)	—	—
Accretion to redemption value of redeemable non-controlling interests (Note 20)	(311,757)	—	—
Net income/(loss) attributable to ordinary shareholders-Basic	962,337	(13,298,912)	(55,655,198)
Net income/(loss) attributable to ordinary shareholders-Diluted	962,337	(13,298,912)	(55,655,198)
Denominator:
Denominator for basic (loss)/earnings per share weighted-average ordinary shares outstanding	98,104,216	139,619,496	158,969,475
Dilutive impact of Class A-1 preferred shares conversion	7,954,232	—	—
Dilutive impact of Class A-2 preferred shares conversion	9,038,947	—	—
Dilutive impact of restricted share units	547,469	—	—
Denominator for dilutive earnings/(loss) per share weighted-average ordinary shares outstanding	115,644,864	139,619,496	158,969,475
Basic earnings/(loss) per ordinary share:	0.01	(0.10)	(0.35)
Diluted earnings/(loss) per ordinary share:	0.01	(0.10)	(0.35)
Denominator:
Denominator for basic earnings/(loss) per ADS weighted-average ADS outstanding	24,526,054	34,904,874	39,742,369
Denominator for dilutive earnings/(loss) per share weighted-average ADS outstanding	28,911,216	34,904,874	39,742,369
Basic earnings/(loss) per ADS:	0.04	(0.38)	(1.40)
Diluted earnings/(loss) per ADS:	0.03	(0.38)	(1.40)

Note:

(1)	Vested but unregistered restricted share units are included in the denominator of basic earnings/(loss) per share calculation once there were no further vesting conditions or contingencies associated with them, as they are considered contingently issuable shares. Accordingly, the weighted average number of shares of 164,279 (41,070 ADSs), 901,997 (225,499 ADSs) and 2,702,672 (675,668 ADSs) and related to these restricted share units are included in the denominator for the computation of basic EPS for the years ended December 31, 2019, 2020 and 2021, respectively.

Schedule of Share Equivalent Excluded from Computation of Diluted Net Earnings/(Loss) per Ordinary Share

	Year Ended December 31,
	2019	2020	2021
Preferred shares — weighted average	6,633,889	—	—
Restricted share units — weighted average	—	671,551	3,857,574